Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

 NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This guidance requires contract assets and contract liabilities from contracts with customers that are acquired in a business combination to be recognized and measured as if the acquirer had originated the original contract. The guidance is effective for fiscal years beginning after December 15, 2023 on a prospective basis, including interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2024 without any material impact to our financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in guidance improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This guidance is effective for fiscal years beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. The amendments are required to be applied retrospectively to all prior periods presented in the Company financial statements. The Company adopted this guidance effective January 1, 2024 and has applied it on a retroactive basis. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures. For further information, refer to Note 27 — Segment Information.

In January 2025, the SEC issued Staff Accounting Bulletin No. 122 (“SAB 122”) which rescinds the interpretive guidance in Section FF of Topic 5 in the Staff Accounting Bulletin Series entitled Accounting for Obligations to Safeguard Crypto-Assets and Entity Holds for its Platform Users, which required entities that had an obligation to safeguard their platform users’ digital assets to recognize a safeguarding liability and offsetting asset on the entity’s statement of financial position at fair value with remeasurement each reporting period. SAB 122 requires the effect of the rescission on a fully retrospective basis in annual periods beginning after December 15, 2024. As permitted, we early adopted SAB 122. The adoption of this guidance did not have a material impact on our consolidated financial statements disclosures for the years ended December 31, 2024 and 2023 as we had already derecognized the safeguarding liability and asset recorded in the December 31, 2022 consolidated statement of financial position from our balance sheet when we spun-off our digital asset business on July 14, 2023.

Recently Issued Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued Accounting Standards Update 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment will impact various disclosure areas, including the statement of cash flows, accounting changes and error corrections, earnings per share, debt, equity, derivatives, and transfers of financial assets. The amendments in this guidance will only become effective if the SEC removes the related disclosures requirements from Regulation S-X or Regulation S-K by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impacts of the amendment on our consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance provides amendments related to the rate reconciliation and income taxes paid disclosures that improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. Other amendments with this guidance improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income or loss and income tax expense or benefit to be consistent with U.S. Securities and Exchange Commission Regulation S-X 210.4-08(h), Rules of General Application – General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. The guidance is effective for fiscal years beginning after December 15, 2024 with early adoption permitted.

The guidance should be applied on a prospective basis, although retrospective application is permitted. We are in process of evaluating the impact of these amendments on our prospective reporting disclosures.

In June 2024, the SEC adopted final rules under SEC Release No. 33-11275 and 34-99678, “The Enhancement and Standardization of Climate-Related Disclosure for Investors” (the “Final Rules”), which will require registrants to provide certain climate-related information in their registration statements and annual reports. The Final Rules will require information about a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Final Rules will also require certain disclosures related to severe weather events and other natural conditions in a registrant’s audited financial statements. The disclosure requirements of the Final Rules will begin phasing in for annual periods beginning in fiscal year 2025. In April 2024, the SEC issued an order staying the Final Rules pending judicial review. On March 27, 2025, the SEC announced that it had voted to end its defense of the Final Rules. However, we are currently monitoring (i) the U.S. Court of Appeals for the Eight Circuit (the “Eight Circuit) to see if the Eight Circuit will make a ruling on the legal challenges made with respect to the Final Rules and (ii) the new SEC Administration’s approach to climate-related disclosures.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This guidance provides amendments that require a public business entity to disclose certain disaggregated information about its expenses in the notes to its financial statements to help investors to (i) better understand the entity’s performance, (ii) better assess the entity’s prospects for future cash flows, and (iii) compare an entity’s performance over time and with that of other entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods with annual reporting periods beginning after December 15, 2027. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.